Investment Objectives and Goals	Nov. 24, 2025
Aztlan Global Stock Selection DM SMID ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aztlan Global Stock Selection DM SMID ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Aztlan Global Stock Selection DM SMID ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Solactive Aztlan Global Developed Markets SMID Cap Index (the “Index,” or the “Global Index”).

Aztlan North America Nearshoring Stock Selection ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aztlan North America Nearshoring Stock Selection ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Aztlan North America Nearshoring Stock Selection ETF (the “Fund,” or the “Nearshoring Fund”) seeks to track the performance, before fees and expenses, of the Aztlan North America Nearshoring Price Return Index (the “Index,” or the “Nearshoring Index”).